Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	FORMA THERAPEUTICS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39333
Entity Tax Identification Number	37-1657129
Entity Address, Address Line One	300 North Beacon Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	679-1970
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001538927